UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22873

Name of Fund:	BlackRock CoRI Funds BlackRock CoRI 2015 Fund BlackRock CoRI 2017 Fund BlackRock CoRI 2019 Fund BlackRock CoRI 2021 Fund BlackRock CoRI 2023 Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock CoRI Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 04/30/2014

Item 1 – Report to Stockholders

APRIL 30, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock CoRI Funds

>	BlackRock CoRI 2015 Fund
>	BlackRock CoRI 2017 Fund
>	BlackRock CoRI 2019 Fund
>	BlackRock CoRI 2021 Fund
>	BlackRock CoRI 2023 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK CORI FUNDS	APRIL 30, 2014

Dear Shareholder

Dear Shareholder,

Markets have remained highly attuned to potential changes in U.S. monetary policy over the past year. This was markedly evident one year ago in May of 2013 when then-Federal Reserve Chairman Bernanke first mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. U.S. Treasury yields rose sharply following his comments, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Global equities also suffered as investors feared the implications of a potential end to a program that had greatly supported stocks. Emerging markets, which are more sensitive to changes in global liquidity, were especially hurt by the prospect of ebbing cash flows from the United States. Markets broadly rebounded in late June, however, when the Fed’s tone turned more dovish. At the same time, improving economic indicators and better corporate earnings helped extend gains through most of the summer.

Although the tone of economic and financial news was mixed last autumn, it was a surprisingly positive period for most asset classes. Early on, the Fed defied market expectations with its decision to delay tapering, but higher volatility returned in late September 2013 when the U.S. Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October. Equities and other so-called “risk assets” managed to resume their rally when politicians finally engineered a compromise to reopen the government and extend the debt ceiling.

The remainder of 2013 was a generally positive period for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the Fed ultimately announced its tapering plans in mid-December, markets reacted positively, as this action signaled the Fed’s perception of real improvement in the economy, and investors were finally released from the anxiety that had gripped them for quite some time.

The start of the new year brought a stark change in sentiment. Heightened volatility in emerging markets — driven by reduced global liquidity, severe currency weakness, high levels of debt and uneven growth — combined with mixed U.S. economic data caused global equities to weaken in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were encouraged by a one-year extension of the U.S. debt ceiling and market-friendly comments from new Fed Chair Janet Yellen. While U.S. economic data had softened, investors were assuaged by increasing evidence that this was a temporary trend resulting from harsher-than-usual winter weather.

In the final months of the period, signs of decelerating growth in China and geopolitical tensions in Russia and Ukraine made for a bumpy ride, but markets continued their climb as investors focused on improving U.S. economic data, stronger corporate earnings and a still-dovish central bank. Within developed markets, investors shifted from growth to value stocks as the strong performance of growth stocks in 2013 had pushed valuations higher in many of these sectors. Emerging markets also benefited from this broad rotation into cheaper valuations and were further supported by an improving growth outlook for a number of developing countries.

Even though investors were gearing up for a modest shift toward tighter monetary policy from the Fed, equity markets in the developed world posted solid gains for the six- and 12-month periods ended April 30. Emerging markets, however, experienced increased volatility amid heightened risks for the asset class. Interest rate uncertainty posed a headwind for fixed income assets, and higher-quality sectors of the market performed poorly over the reporting period. Conversely, high yield bonds benefited from income-oriented investors’ search for yield in the overall low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

In a modest global growth environment, expectations around monetary policy changes continued to be a key theme in financial market performance.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2014

	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.36%	20.44%
U.S. small cap equities (Russell 2000® Index)	3.08	20.50
International equities (MSCI Europe, Australasia, Far East Index)	4.44	13.35
Emerging market equities (MSCI Emerging Markets Index)	(2.98)	(1.84)
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.03	0.06
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.88	(5.25)
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	1.74	(0.26)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.24	0.46
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.72	6.28

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2014	BlackRock CoRI 2015 Fund

Investment Objective

BlackRock CoRI 2015 Fund’s (the “Fund”) investment objective is to seek to provide long-term investment results that correspond to the total return of the BlackRock CoRI Retirement Index 2015.

Overview of the Fund’s Long-Term Investments

Portfolio Composition	4/30/14
U.S. Treasury Obligations	65%
Corporate Bonds	35

Credit Quality Allocation[1]	4/30/14
AAA/Aaa[2]	65%
AA/Aa	3
A	20
BBB/Baa	12
[1]	Using the higher of Standard & Poor’s (“S&P”) or Moody’s Investors Services (“Moody’s”) ratings.
[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

Expense Example

	Actual			Hypothetical[4]
	Beginning Account Value January 31, 2014	Ending Account Value April 30, 2014	Expenses Paid During the Period[3]	Beginning Account Value January 31, 2014	Ending Account Value April 30, 2014	Expenses Paid During the Period[3]	Annualized Expense Ratio
Institutional	$1,000.00	$1,029.00	$0.60	$1,000.00	$1,011.32	$0.60	0.25%
Investor A	$1,000.00	$1,028.00	$1.21	$1,000.00	$1,010.73	$1.20	0.50%
[3]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 90/365 (to reflect the period from January 31, 2014, the commencement of operations, to April 30, 2014).
[4]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal period divided by 365.
See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.
4	BLACKROCK CORI FUNDS	APRIL 30, 2014

Fund Summary as of April 30, 2014	BlackRock CoRI 2017 Fund

Investment Objective

BlackRock CoRI 2017 Fund’s (the “Fund”) investment objective is to seek to provide long-term investment results that correspond to the total return of the BlackRock CoRI Retirement Index 2017.

Overview of the Fund’s Long-Term Investments

Portfolio Composition	4/30/14
U.S. Treasury Obligations	66%
Corporate Bonds	34

Credit Quality Allocation[1]	4/30/14
AAA/Aaa[2]	66%
AA/Aa	2
A	20
BBB/Baa	12
[1]	Using the higher of S&P’s or Moody’s ratings.
[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

Expense Example

	Actual			Hypothetical[4]
	Beginning Account Value January 31, 2014	Ending Account Value April 30, 2014	Expenses Paid During the Period[3]	Beginning Account Value January 31, 2014	Ending Account Value April 30, 2014	Expenses Paid During the Period[3]	Annualized Expense Ratio
Institutional	$1,000.00	$1,037.00	$0.61	$1,000.00	$1,011.32	$0.60	0.25%
Investor A	$1,000.00	$1,036.00	$1.21	$1,000.00	$1,010.73	$1.20	0.50%
[3]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 90/365 (to reflect the period from January 31, 2014, the commencement of operations, to April 30, 2014).
[4]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal period divided by 365.
See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.
BLACKROCK CORI FUNDS	APRIL 30, 2014	5

Fund Summary as of April 30, 2014	BlackRock CoRI 2019 Fund

Investment Objective

BlackRock CoRI 2019 Fund’s (the “Fund”) investment objective is to seek to provide long-term investment results that correspond to the total return of the BlackRock CoRI Retirement Index 2019.

Overview of the Fund’s Long-Term Investments

Portfolio Composition	4/30/14
U.S. Treasury Obligations	66%
Corporate Bonds	34

Credit Quality Allocation[1]	4/30/14
AAA/Aaa[2]	66%
AA/Aa	2
A	20
BBB/Baa	12
[1]	Using the higher of S&P’s or Moody’s ratings.
[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

Expense Example

	Actual			Hypothetical[4]
	Beginning Account Value January 31, 2014	Ending Account Value April 30, 2014	Expenses Paid During the Period[3]	Beginning Account Value January 31, 2014	Ending Account Value April 30, 2014	Expenses Paid During the Period[3]	Annualized Expense Ratio
Institutional	$1,000.00	$1,043.00	$0.61	$1,000.00	$1,011.32	$0.60	0.25%
Investor A	$1,000.00	$1,042.00	$1.22	$1,000.00	$1,010.73	$1.20	0.50%
[3]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 90/365 (to reflect the period from January 31, 2014, the commencement of operations, to April 30, 2014).
[4]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal period divided by 365.
See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.
6	BLACKROCK CORI FUNDS	APRIL 30, 2014

Fund Summary as of April 30, 2014	BlackRock CoRI 2021 Fund

Investment Objective

BlackRock CoRI 2021 Fund’s (the “Fund”) investment objective is to seek to provide long-term investment results that correspond to the total return of the BlackRock CoRI Retirement Index 2021.

Overview of the Fund’s Long-Term Investments

Portfolio Composition	4/30/14
U.S. Treasury Obligations	63%
Corporate Bonds	37

Credit Quality Allocation[1]	4/30/14
AAA/Aaa[2]	63%
AA/Aa	3
A	20
BBB/Baa	14
[1]	Using the higher of S&P’s or Moody’s ratings.
[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

Expense Example

	Actual			Hypothetical[4]
	Beginning Account Value January 31, 2014	Ending Account Value April 30, 2014	Expenses Paid During the Period[3]	Beginning Account Value January 31, 2014	Ending Account Value April 30, 2014	Expenses Paid During the Period[3]	Annualized Expense Ratio
Institutional	$1,000.00	$1,047.00	$0.61	$1,000.00	$1,011.58	$0.61	0.25%
Investor A	$1,000.00	$1,046.00	$1.22	$1,000.00	$1,010.97	$1.23	0.50%
[3]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 90/365 (to reflect the period from January 31, 2014, the commencement of operations, to April 30, 2014).
[4]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal period divided by 365.
See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.
BLACKROCK CORI FUNDS	APRIL 30, 2014	7

Fund Summary as of April 30, 2014	BlackRock CoRI 2023 Fund

Investment Objective

BlackRock CoRI 2023 Fund’s (the “Fund”) investment objective is to seek to provide long-term investment results that correspond to the total return of the BlackRock CoRI Retirement Index 2023.

Overview of the Fund’s Long-Term Investments

Portfolio Composition	4/30/14
U.S. Treasury Obligations	59%
Corporate Bonds	41

Credit Quality Allocation[1]	4/30/14
AAA/Aaa[2]	59%
AA/Aa	3
A	23
BBB/Baa	15
[1]	Using the higher of S&P’s or Moody’s ratings.
[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

Expense Example

	Actual			Hypothetical[4]
	Beginning Account Value January 31, 2014	Ending Account Value April 30, 2014	Expenses Paid During the Period[3]	Beginning Account Value January 31, 2014	Ending Account Value April 30, 2014	Expenses Paid During the Period[3]	Annualized Expense Ratio
Institutional	$1,000.00	$1,053.00	$0.61	$1,000.00	$1,011.58	$0.61	0.25%
Investor A	$1,000.00	$1,053.00	$1.22	$1,000.00	$1,010.97	$1.23	0.50%
[3]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 90/365 (to reflect the period from January 31, 2014, the commencement of operations, to April 30, 2014).
[4]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal period divided by 365.
See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.
8	BLACKROCK CORI FUNDS	APRIL 30, 2014

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.
Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ investment advisor waived a portion of its investment advisory fee. Without such waiver, the Funds’ performance would have been lower.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on January 31, 2014 and held through April 30, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity, foreign currency exchange rate and/or other risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders and/or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2014	9

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.0%
Lockheed Martin Corp., 4.07%, 12/15/42	$20	$19,085
Northrop Grumman Corp., 3.25%, 8/01/23	25	24,417
United Technologies Corp.:
3.10%, 6/01/22	15	15,152
4.50%, 6/01/42	40	41,625
		100,279
Air Freight & Logistics — 0.1%
FedEx Corp., 4.90%, 1/15/34	10	10,571
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	5	7,514
Beverages — 1.1%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	10	10,454
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	25	23,716
Diageo Investment Corp., 2.88%, 5/11/22	25	24,538
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,707
PepsiCo, Inc.:
2.75%, 3/01/23	35	33,387
4.00%, 3/05/42	10	9,421
		112,223
Biotechnology — 0.2%
Amgen, Inc., 6.40%, 2/01/39	15	18,576
Capital Markets — 2.4%
The Bank of New York Mellon Corp., 4.15%, 2/01/21	25	27,094
The Goldman Sachs Group, Inc.:
3.63%, 1/22/23	40	39,666
6.13%, 2/15/33	35	40,548
6.75%, 10/01/37	30	34,507
Morgan Stanley:
3.75%, 2/25/23	50	50,044
5.00%, 11/24/25	25	25,938
6.38%, 7/24/42	15	18,440
State Street Corp., 3.70%, 11/20/23	10	10,187
		246,424
Chemicals — 0.8%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,235
5.38%, 3/15/44	10	10,497
The Dow Chemical Co., 7.38%, 11/01/29	5	6,533
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	24,113
Ecolab, Inc., 4.35%, 12/08/21	25	27,209
LYB International Finance BV, 4.88%, 3/15/44	5	5,130
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	5	5,889
		84,606
Commercial Banks — 1.2%
BNP Paribas SA, 3.25%, 3/03/23	20	19,626
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,385

Corporate Bonds	Par (000)	Value
Commercial Banks (concluded)
Wells Fargo & Co.:
3.50%, 3/08/22	$25	$25,659
3.45%, 2/13/23	25	24,447
5.38%, 11/02/43	25	26,921
5.61%, 1/15/44	10	11,147
		122,185
Commercial Services & Supplies — 0.3%
Republic Services, Inc., 5.25%, 11/15/21	25	28,141
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.90%, 2/15/39	20	24,255
Computers & Peripherals — 0.3%
Hewlett-Packard Co.:
4.65%, 12/09/21	25	26,958
6.00%, 9/15/41	5	5,509
		32,467
Consumer Finance — 0.7%
American Express Co., 4.05%, 12/03/42	10	9,448
Capital One Financial Corp., 3.50%, 6/15/23	25	24,869
HSBC Finance Corp., 6.68%, 1/15/21	25	29,573
John Deere Capital Corp., 2.80%, 1/27/23	10	9,684
		73,574
Diversified Financial Services — 5.0%
Bank of America Corp.:
5.63%, 7/01/20	25	28,571
3.30%, 1/11/23	45	43,679
4.13%, 1/22/24	25	25,354
5.00%, 1/21/44	20	20,691
Citigroup, Inc.:
3.88%, 10/25/23	25	24,994
5.50%, 9/13/25	25	27,115
8.13%, 7/15/39	15	22,010
6.68%, 9/13/43	20	23,965
General Electric Capital Corp.:
3.10%, 1/09/23	50	49,481
6.75%, 3/15/32	50	65,155
6.88%, 1/10/39	25	33,516
JPMorgan Chase & Co.:
4.50%, 1/24/22	75	81,151
3.38%, 5/01/23	25	23,925
6.40%, 5/15/38	25	30,911
5.63%, 8/16/43	5	5,469
Northern Trust Corp., 3.95%, 10/30/25	10	10,141
		516,128
Diversified Telecommunication Services — 3.2%
AT&T, Inc.:
3.00%, 2/15/22	25	24,610
6.30%, 1/15/38	25	29,170
5.35%, 9/01/40	20	20,865
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	12,453
Verizon Communications, Inc.:
4.50%, 9/15/20	25	27,246
5.15%, 9/15/23	50	55,117
6.40%, 9/15/33	65	78,376
6.55%, 9/15/43	65	80,177
		328,014

Portfolio Abbreviation

STRIPS      Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

10	BLACKROCK CORI FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Electric Utilities — 1.5%
Duke Energy Florida, Inc., 6.40%, 6/15/38	$20	$26,371
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	11,594
Georgia Power Co., 4.30%, 3/15/42	25	24,795
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	25	30,539
Pacific Gas & Electric Co., 6.05%, 3/01/34	25	30,228
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	12,489
Virginia Electric and Power Co., 8.88%, 11/15/38	15	24,526
		160,542
Energy Equipment & Services — 1.0%
Enterprise Products Operating LLC, 5.70%, 2/15/42	15	17,056
Halliburton Co., 7.45%, 9/15/39	15	21,445
Kinder Morgan Energy Partners LP:
5.30%, 9/15/20	25	27,800
6.95%, 1/15/38	5	6,066
TransCanada PipeLines Ltd, 7.63%, 1/15/39	15	21,538
Williams Partners LP, 6.30%, 4/15/40	5	5,817
		99,722
Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.13%, 9/15/39	10	12,319
Walgreen Co., 3.10%, 9/15/22	10	9,714
		22,033
Food Products — 0.7%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	10,296
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,640
Kraft Foods Group, Inc., 5.00%, 6/04/42	20	21,251
Mondelez International, Inc., 6.50%, 2/09/40	20	25,482
		69,669
Health Care Equipment & Supplies — 0.1%
Medtronic, Inc., 4.63%, 3/15/44	6	6,251
Health Care Providers & Services — 0.9%
Cardinal Health, Inc., 3.20%, 3/15/23	15	14,718
Express Scripts Holding Co., 4.75%, 11/15/21	25	27,403
UnitedHealth Group, Inc., 6.88%, 2/15/38	20	26,851
WellPoint, Inc., 5.10%, 1/15/44	20	21,337
		90,309
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	12,760
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	15	20,009
Insurance — 1.4%
Aflac, Inc., 3.63%, 6/15/23	15	15,265
American International Group, Inc.:
3.38%, 8/15/20	25	25,879
4.13%, 2/15/24	25	26,161
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,720
AXA SA, 8.60%, 12/15/30	5	6,475
MetLife, Inc., 4.88%, 11/13/43	25	26,520
Prudential Financial, Inc., 6.63%, 12/01/37	10	12,894
The Allstate Corp., 3.15%, 6/15/23	10	9,947
The Travelers Cos., Inc., 4.60%, 8/01/43	10	10,410
		144,271
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	25	27,140
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	13,716

Corporate Bonds	Par (000)	Value
Media — 3.3%
21st Century Fox America, Inc., 6.40%, 12/15/35	$35	$42,475
CBS Corp., 7.88%, 7/30/30	10	13,370
Comcast Corp.:
3.13%, 7/15/22	25	25,030
4.25%, 1/15/33	25	25,061
6.45%, 3/15/37	30	37,646
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.80%, 3/15/22	25	25,020
5.15%, 3/15/42	10	9,781
Discovery Communications LLC, 6.35%, 6/01/40	10	11,920
NBCUniversal Media LLC, 5.95%, 4/01/41	15	18,026
The Walt Disney Co., 2.35%, 12/01/22	15	14,118
Time Warner Cable, Inc.:
6.55%, 5/01/37	20	24,519
6.75%, 6/15/39	5	6,336
Time Warner, Inc.:
4.05%, 12/15/23	25	25,850
7.63%, 4/15/31	25	34,045
5.35%, 12/15/43	10	10,947
Viacom, Inc., 4.38%, 3/15/43	15	13,766
		337,910
Metals & Mining — 1.5%
Barrick Gold Corp., 4.10%, 5/01/23	30	29,212
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	25	25,903
5.00%, 9/30/43	10	10,809
Newmont Mining Corp., 6.25%, 10/01/39	5	5,044
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	21,695
Southern Copper Corp., 5.25%, 11/08/42	20	17,912
Vale Overseas Ltd.:
4.38%, 1/11/22	25	25,336
6.88%, 11/10/39	15	16,597
		152,508
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	20	18,836
Oil, Gas & Consumable Fuels — 1.7%
BP Capital Markets PLC, 2.75%, 5/10/23	25	23,714
ConocoPhillips, 6.50%, 2/01/39	10	13,422
ConocoPhillips Holding Co., 6.95%, 4/15/29	30	40,256
Devon Financing Corp. LLC, 7.88%, 9/30/31	15	20,704
Encana Corp., 6.50%, 2/01/38	15	18,513
Hess Corp., 5.60%, 2/15/41	20	22,656
Phillips 66, 5.88%, 5/01/42	5	5,926
Suncor Energy, Inc., 6.50%, 6/15/38	25	31,616
		176,807
Pharmaceuticals — 1.7%
AbbVie, Inc.:
2.90%, 11/06/22	25	24,359
4.40%, 11/06/42	10	10,015
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	24,843
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	25	32,275
Merck & Co., Inc., 2.80%, 5/18/23	25	24,034
Pfizer, Inc., 7.20%, 3/15/39	25	34,517
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	23,808
		173,851
Road & Rail — 0.1%
Norfolk Southern Corp., 4.84%, 10/01/41	15	15,596

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2014	11

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp., 4.80%, 10/01/41	$20	$21,132
Software — 0.4%
Oracle Corp.:
2.50%, 10/15/22	25	23,861
5.38%, 7/15/40	20	23,011
		46,872
Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	20	24,523
Tobacco — 0.5%
Altria Group, Inc.:
4.00%, 1/31/24	10	10,187
5.38%, 1/31/44	10	10,720
Philip Morris International, Inc.:
3.60%, 11/15/23	15	15,208
4.88%, 11/15/43	15	15,963
		52,078
Wireless Telecommunication Services — 0.7%
America Movil SAB de C.V., 6.38%, 3/01/35	20	23,329
Vodafone Group PLC:
2.95%, 2/19/23	25	23,807
6.15%, 2/27/37	20	23,195
		70,331
Total Corporate Bonds — 33.6%		3,461,823

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
6.00%, 2/15/26	$40	$52,944
6.13%, 8/15/29	10	13,758
4.50%, 2/15/36	100	119,203
4.38%, 2/15/38	80	93,687
4.38%, 11/15/39	200	234,812
4.38%, 5/15/41	150	176,555
3.13%, 2/15/42	150	141,797
2.75%, 11/15/42	150	130,641
3.63%, 8/15/43	100	103,187
3.75%, 11/15/43	100	105,515
U.S. Treasury Notes:
2.63%, 8/15/20	150	155,016
2.38%, 12/31/20	600	607,922
2.13%, 1/31/21	20	19,919
3.63%, 2/15/21	350	382,539
3.13%, 5/15/21	50	52,945
1.75%, 5/15/23	340	317,156
2.75%, 11/15/23	130	131,422
U.S. Treasury Principal STRIPS, 0.00%, 2/15/31 (a)	6,470	3,699,216
Total U.S. Treasury Obligations — 63.5%		6,538,234
Total Long-Term Investments
(Cost — $9,794,920) — 97.1%		10,000,057

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	216,365	216,365
Total Short-Term Securities
(Cost — $216,365) — 2.1%		216,365
Total Investments (Cost — $10,011,285) — 99.2%		10,216,422
Other Assets Less Liabilities — 0.8%		82,945
Net Assets — 100.0%		$10,299,367

Notes to Schedule of Investments

(a)	Zero-coupon bond.
(b)
Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	216,365	216,365	$25

(c)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	June 2014	$134,938	$2,814

See Notes to Financial Statements.

12	BLACKROCK CORI FUNDS	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock CoRI 2015 Fund

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$10,000,057	—	$10,000,057
Short-Term Securities	$216,365	—	—	216,365
Total	$216,365	$10,000,057	—	$10,216,422
[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$2,814	—	—	$2,814
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets approximates fair value for financial statement purposes. As of April 30, 2014, cash pledged for financial futures contracts of $3,000 is categorized as Level 1 within the disclosure hierarchy.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2014	13

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.1%
Lockheed Martin Corp., 4.07%, 12/15/42	$25	$23,857
Northrop Grumman Corp., 3.25%, 8/01/23	25	24,417
United Technologies Corp.:
3.10%, 6/01/22	10	10,101
4.50%, 6/01/42	50	52,031
		110,406
Air Freight & Logistics — 0.2%
FedEx Corp., 4.90%, 1/15/34	15	15,857
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,029
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	20	20,909
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	25	23,716
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,707
PepsiCo, Inc.:
2.75%, 3/01/23	15	14,308
4.00%, 3/05/42	20	18,843
		88,483
Biotechnology — 0.2%
Amgen, Inc., 6.40%, 2/01/39	20	24,768
Capital Markets — 1.9%
The Goldman Sachs Group, Inc.:
3.63%, 1/22/23	10	9,917
6.13%, 2/15/33	45	52,133
6.75%, 10/01/37	35	40,259
Morgan Stanley:
3.75%, 2/25/23	25	25,022
5.00%, 11/24/25	25	25,938
6.38%, 7/24/42	25	30,733
State Street Corp., 3.70%, 11/20/23	10	10,187
		194,189
Chemicals — 0.7%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,235
5.38%, 3/15/44	10	10,497
The Dow Chemical Co., 7.38%, 11/01/29	10	13,066
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	24,113
LYB International Finance BV, 4.88%, 3/15/44	5	5,131
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,777
		69,819
Commercial Banks — 0.9%
BNP Paribas SA, 3.25%, 3/03/23	5	4,906
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,385
Wells Fargo & Co.:
3.45%, 2/13/23	25	24,447
5.38%, 11/02/43	40	43,074
5.61%, 1/15/44	10	11,147
		97,959
Commercial Services & Supplies — 0.1%
Waste Management, Inc., 6.13%, 11/30/39	10	12,364
Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	25	30,318
Corporate Bonds	Par (000)	Value
Computers & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	$5	$5,509
Consumer Finance — 0.5%
American Express Co., 4.05%, 12/03/42	10	9,448
Capital One Financial Corp., 3.50%, 6/15/23	25	24,869
John Deere Capital Corp., 2.80%, 1/27/23	15	14,526
		48,843
Diversified Financial Services — 4.4%
Bank of America Corp.:
3.30%, 1/11/23	45	43,679
4.13%, 1/22/24	25	25,353
5.00%, 1/21/44	30	31,036
Citigroup, Inc.:
3.88%, 10/25/23	25	24,994
5.50%, 9/13/25	25	27,115
8.13%, 7/15/39	20	29,347
6.68%, 9/13/43	25	29,957
General Electric Capital Corp.:
3.10%, 1/09/23	25	24,741
6.75%, 3/15/32	50	65,155
6.88%, 1/10/39	40	53,625
JPMorgan Chase & Co.:
3.38%, 5/01/23	50	47,851
6.40%, 5/15/38	25	30,911
5.63%, 8/16/43	15	16,406
Northern Trust Corp., 3.95%, 10/30/25	10	10,141
		460,311
Diversified Telecommunication Services — 3.4%
AT&T, Inc.:
6.30%, 1/15/38	35	40,838
5.35%, 9/01/40	30	31,297
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	12,453
Verizon Communications, Inc.:
5.15%, 9/15/23	50	55,117
6.40%, 9/15/33	90	108,521
6.55%, 9/15/43	85	104,847
		353,073
Electric Utilities — 2.0%
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	11,559
Duke Energy Florida, Inc., 6.40%, 6/15/38	30	39,556
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	11,595
Georgia Power Co., 4.30%, 3/15/42	30	29,755
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	30	36,646
Pacific Gas & Electric Co., 6.05%, 3/01/34	30	36,273
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	12,489
Virginia Electric and Power Co., 8.88%, 11/15/38	15	24,526
		202,399
Energy Equipment & Services — 0.9%
Enterprise Products Operating LLC, 5.70%, 2/15/42	15	17,056
Halliburton Co., 7.45%, 9/15/39	15	21,444
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	15	18,199
TransCanada PipeLines Ltd., 7.63%, 1/15/39	20	28,717
Williams Partners LP, 6.30%, 4/15/40	10	11,635
		97,051
Food & Staples Retailing — 0.3%
CVS Caremark Corp., 6.13%, 9/15/39	10	12,319
Walgreen Co., 3.10%, 9/15/22	15	14,570
		26,889

See Notes to Financial Statements.

14	BLACKROCK CORI FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Food Products — 0.8%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	$10	$10,296
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,639
Kraft Foods Group, Inc., 5.00%, 6/04/42	25	26,564
Mondelez International, Inc., 6.50%, 2/09/40	25	31,853
		81,352
Health Care Equipment & Supplies — 0.1%
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,049
Medtronic, Inc., 4.63%, 3/15/44	7	7,292
		13,341
Health Care Providers & Services — 0.6%
Cardinal Health, Inc., 3.20%, 3/15/23	10	9,812
UnitedHealth Group, Inc., 6.88%, 2/15/38	25	33,564
WellPoint, Inc., 5.10%, 1/15/44	20	21,337
		64,713
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	12,760
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	15	20,009
Insurance — 1.3%
Aflac, Inc., 3.63%, 6/15/23	10	10,177
American International Group, Inc., 4.13%, 2/15/24	25	26,161
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,720
AXA SA, 8.60%, 12/15/30	10	12,950
MetLife, Inc., 4.88%, 11/13/43	30	31,824
Prudential Financial, Inc., 6.63%, 12/01/37	15	19,340
The Allstate Corp., 3.15%, 6/15/23	15	14,920
The Travelers Cos., Inc., 4.60%, 8/01/43	10	10,410
		136,502
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	13,716
Media — 3.6%
21st Century Fox America, Inc., 6.40%, 12/15/35	45	54,611
CBS Corp., 7.88%, 7/30/30	10	13,370
Comcast Corp.:
3.13%, 7/15/22	25	25,030
4.25%, 1/15/33	30	30,073
6.45%, 3/15/37	35	43,920
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	15	14,672
Discovery Communications LLC, 6.35%, 6/01/40	10	11,920
NBCUniversal Media LLC, 5.95%, 4/01/41	25	30,043
The Walt Disney Co., 2.35%, 12/01/22	10	9,412
Time Warner Cable, Inc.:
6.55%, 5/01/37	25	30,649
6.75%, 6/15/39	10	12,671
Time Warner, Inc.:
4.05%, 12/15/23	25	25,850
7.63%, 4/15/31	25	34,045
5.35%, 12/15/43	20	21,894
Viacom, Inc., 4.38%, 3/15/43	20	18,355
		376,515
Metals & Mining — 1.5%
Barrick Gold Corp., 4.10%, 5/01/23	25	24,343
Barrick North America Finance LLC, 5.75%, 5/01/43	5	5,063
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	25	25,903
5.00%, 9/30/43	10	10,809
Corporate Bonds	Par (000)	Value
Metals & Mining (concluded)
Newmont Mining Corp., 6.25%, 10/01/39	$10	$10,087
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	16,272
Southern Copper Corp., 5.25%, 11/08/42	25	22,390
Vale Overseas Ltd., 6.88%, 11/10/39	35	38,726
		153,593
Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	30	28,254
Oil, Gas & Consumable Fuels — 2.2%
BP Capital Markets PLC, 2.75%, 5/10/23	25	23,714
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	12,257
ConocoPhillips, 6.50%, 2/01/39	15	20,132
ConocoPhillips Holding Co., 6.95%, 4/15/29	35	46,966
Devon Financing Corp. LLC, 7.88%, 9/30/31	15	20,704
Encana Corp., 6.50%, 2/01/38	15	18,513
Hess Corp., 5.60%, 2/15/41	25	28,320
Phillips 66, 5.88%, 5/01/42	15	17,779
Suncor Energy, Inc., 6.50%, 6/15/38	30	37,939
		226,324
Pharmaceuticals — 1.7%
AbbVie, Inc.:
2.90%, 11/06/22	25	24,359
4.40%, 11/06/42	10	10,015
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	24,843
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	25	32,275
Merck & Co., Inc., 2.80%, 5/18/23	25	24,034
Pfizer, Inc., 7.20%, 3/15/39	30	41,421
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	23,808
		180,755
Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	20	20,795
Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 4.80%, 10/01/41	30	31,698
Software — 0.5%
Oracle Corp.:
2.50%, 10/15/22	25	23,861
5.38%, 7/15/40	25	28,764
		52,625
Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	20	24,523
Tobacco — 0.7%
Altria Group, Inc.:
4.00%, 1/31/24	15	15,280
5.38%, 1/31/44	20	21,439
Philip Morris International, Inc.:
3.60%, 11/15/23	10	10,139
4.88%, 11/15/43	25	26,605
		73,463
Wireless Telecommunication Services — 0.8%
America Movil SAB de C.V., 6.38%, 3/01/35	25	29,162
Vodafone Group PLC:
2.95%, 2/19/23	25	23,806
6.15%, 2/27/37	25	28,994
		81,962
Total Corporate Bonds — 33.2%		3,446,167

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2014	15

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
7.25%, 8/15/22	$140	$191,548
7.50%, 11/15/24	130	188,215
6.00%, 2/15/26	200	264,719
6.38%, 8/15/27	190	262,794
4.50%, 2/15/36	150	178,805
4.38%, 2/15/38	170	199,086
4.50%, 5/15/38	70	83,519
4.38%, 11/15/39	350	410,922
4.38%, 5/15/41	350	411,961
3.13%, 2/15/42	350	330,859
2.75%, 11/15/42	350	304,828
3.63%, 8/15/43	400	412,750
3.75%, 11/15/43	100	105,516
U.S. Treasury Notes:
1.63%, 8/15/22	150	140,437
1.63%, 11/15/22	150	139,781
1.75%, 5/15/23	300	279,844
2.75%, 11/15/23	300	303,281
2.75%, 2/15/24	80	80,700
U.S. Treasury Principal STRIPS, 0.00%, 2/15/36 (a)	5,130	2,433,010
Total U.S. Treasury Obligations — 64.9%		6,722,575
Total Long-Term Investments
(Cost — $9,890,599) — 98.1%		10,168,742
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	97,873	$97,873
Total Short-Term Securities
(Cost — $97,873) — 0.9%		97,873
Total Investments (Cost — $9,988,472) — 99.0%		10,266,615
Other Assets Less Liabilities — 1.0%		99,339
Net Assets — 100.0%		$10,365,954

Notes to Schedule of Investments

(a)	Zero-coupon bond.
(b)
Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	97,873	97,873	$17

(c)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	June 2014	$134,938	$2,814

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

16	BLACKROCK CORI FUNDS	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock CoRI 2017 Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$10,168,742	—	$10,168,742
Short-Term Securities	$97,873	—	—	97,873
Total	$97,873	$10,168,742	—	$10,266,615
[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$2,814	—	—	$2,814
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets approximates fair value for financial statement purposes. As of April 30, 2014, cash pledged for financial futures contracts of $3,000 is categorized as Level 1 within the disclosure hierarchy.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2014	17

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.1%
Lockheed Martin Corp., 4.07%, 12/15/42	$30	$28,628
Northrop Grumman Corp., 4.75%, 6/01/43	15	15,430
United Technologies Corp., 4.50%, 6/01/42	65	67,640
		111,698
Air Freight & Logistics — 0.1%
FedEx Corp., 4.90%, 1/15/34	15	15,857
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,028
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	20	20,909
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,707
PepsiCo, Inc., 4.00%, 3/05/42	30	28,264
		59,880
Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	25	30,960
Capital Markets — 1.6%
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	50	57,926
6.75%, 10/01/37	50	57,512
Morgan Stanley:
5.00%, 11/24/25	25	25,938
6.38%, 7/24/42	25	30,733
		172,109
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,235
5.38%, 3/15/44	10	10,497
The Dow Chemical Co., 7.38%, 11/01/29	10	13,066
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	15	14,532
LYB International Finance BV, 4.88%, 3/15/44	5	5,130
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,777
		60,237
Commercial Banks — 0.8%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,385
Wells Fargo & Co.:
5.38%, 11/02/43	45	48,458
5.61%, 1/15/44	15	16,720
		79,563
Commercial Services & Supplies — 0.1%
Waste Management, Inc., 6.13%, 11/30/39	10	12,364
Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	30	36,382
Computers & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	5	5,509
Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	10	9,448
Diversified Financial Services — 3.7%
Bank of America Corp., 5.00%, 1/21/44	60	62,072
Citigroup, Inc.:
5.50%, 9/13/25	25	27,115
8.13%, 7/15/39	30	44,021
6.68%, 9/13/43	30	35,948
Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
General Electric Capital Corp.:
6.75%, 3/15/32	$60	$78,186
6.88%, 1/10/39	55	73,734
JPMorgan Chase & Co.:
6.40%, 5/15/38	30	37,094
5.63%, 8/16/43	25	27,343
		385,513
Diversified Telecommunication Services — 3.7%
AT&T, Inc.:
6.30%, 1/15/38	40	46,672
5.35%, 9/01/40	40	41,730
Telefonica Emisiones SAU, 7.05%, 6/20/36	15	18,678
Verizon Communications, Inc.:
6.40%, 9/15/33	120	144,695
6.55%, 9/15/43	105	129,517
		381,292
Electric Utilities — 2.4%
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	11,559
Duke Energy Florida, Inc., 6.40%, 6/15/38	40	52,741
Exelon Generation Co. LLC, 6.25%, 10/01/39	15	17,392
Georgia Power Co., 4.30%, 3/15/42	35	34,713
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	35	42,754
Pacific Gas & Electric Co., 6.05%, 3/01/34	35	42,319
Southern California Edison Co., Series A, 5.95%, 2/01/38	15	18,734
Virginia Electric and Power Co., 8.88%, 11/15/38	20	32,702
		252,914
Energy Equipment & Services — 1.2%
Enterprise Products Operating LLC, 5.70%, 2/15/42	20	22,742
Halliburton Co., 7.45%, 9/15/39	20	28,593
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	20	24,265
TransCanada PipeLines Ltd., 7.63%, 1/15/39	25	35,896
Williams Partners LP, 6.30%, 4/15/40	10	11,634
		123,130
Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.13%, 9/15/39	15	18,479
Food Products — 0.9%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	15	15,444
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,639
Kraft Foods Group, Inc., 5.00%, 6/04/42	30	31,877
Mondelez International, Inc., 6.50%, 2/09/40	30	38,223
		98,183
Health Care Equipment & Supplies — 0.1%
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,049
Medtronic, Inc., 4.63%, 3/15/44	8	8,334
		14,383
Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc., 6.88%, 2/15/38	30	40,277
WellPoint, Inc., 5.10%, 1/15/44	25	26,671
		66,948
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	15	19,140
Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	20	26,679

See Notes to Financial Statements.

18	BLACKROCK CORI FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Insurance — 1.4%
The Allstate Corp., 4.50%, 6/15/43	$15	$15,317
American International Group, Inc., 4.13%, 2/15/24	25	26,162
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,720
AXA SA, 8.60%, 12/15/30	10	12,950
MetLife, Inc., 4.88%, 11/13/43	35	37,128
Prudential Financial, Inc., 6.63%, 12/01/37	20	25,787
The Travelers Cos., Inc., 4.60%, 8/01/43	15	15,615
		143,679
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	20	18,288
Media — 3.8%
21st Century Fox America, Inc., 6.40%, 12/15/35	60	72,815
CBS Corp., 7.88%, 7/30/30	10	13,370
Comcast Corp.:
4.25%, 1/15/33	35	35,085
6.45%, 3/15/37	40	50,194
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	20	19,563
Discovery Communications LLC, 6.35%, 6/01/40	10	11,920
NBCUniversal Media LLC, 5.95%, 4/01/41	35	42,060
Time Warner Cable, Inc.:
6.55%, 5/01/37	30	36,779
6.75%, 6/15/39	10	12,671
Time Warner, Inc.:
7.63%, 4/15/31	35	47,663
5.35%, 12/15/43	30	32,841
Viacom, Inc., 4.38%, 3/15/43	25	22,944
		397,905
Metals & Mining — 1.5%
Barrick Gold Corp., 4.10%, 5/01/23	20	19,475
Barrick North America Finance LLC, 5.75%, 5/01/43	5	5,063
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	27,023
Newmont Mining Corp., 6.25%, 10/01/39	10	10,088
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	21,695
Southern Copper Corp., 5.25%, 11/08/42	30	26,868
Vale Overseas Ltd., 6.88%, 11/10/39	45	49,790
		160,002
Multiline Retail — 0.4%
Target Corp., 4.00%, 7/01/42	40	37,672
Oil, Gas & Consumable Fuels — 2.5%
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	12,257
ConocoPhillips, 6.50%, 2/01/39	20	26,843
ConocoPhillips Holding Co., 6.95%, 4/15/29	50	67,094
Devon Financing Corp. LLC, 7.88%, 9/30/31	20	27,605
Encana Corp., 6.50%, 2/01/38	20	24,684
Hess Corp., 5.60%, 2/15/41	30	33,984
Phillips 66, 5.88%, 5/01/42	20	23,705
Suncor Energy, Inc., 6.50%, 6/15/38	35	44,262
		260,434
Pharmaceuticals — 1.3%
AbbVie, Inc., 4.40%, 11/06/42	15	15,023
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	30	38,730
Merck & Co., Inc., 2.80%, 5/18/23	25	24,034
Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
Pfizer, Inc., 7.20%, 3/15/39	$35	$48,324
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	5	5,866
		131,977
Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	25	25,994
Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 4.80%, 10/01/41	30	31,698
Software — 0.4%
Oracle Corp., 5.38%, 7/15/40	35	40,269
Specialty Retail — 0.4%
The Home Depot, Inc., 5.88%, 12/16/36	35	42,916
Tobacco — 0.7%
Altria Group, Inc., 5.38%, 1/31/44	30	32,159
Philip Morris International, Inc., 4.88%, 11/15/43	35	37,247
		69,406
Wireless Telecommunication Services — 0.7%
America Movil SAB de C.V., 6.38%, 3/01/35	30	34,994
Vodafone Group PLC, 6.15%, 2/27/37	30	34,792
		69,786
Total Corporate Bonds — 32.9%		3,425,722

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.00%, 2/15/26	70	92,652
6.13%, 8/15/29	350	481,523
4.50%, 2/15/36	280	333,769
4.38%, 2/15/38	300	351,328
4.50%, 5/15/38	190	226,694
4.38%, 11/15/39	270	316,997
4.38%, 5/15/41	460	541,434
3.13%, 2/15/42	500	472,656
2.75%, 11/15/42	410	357,085
3.63%, 8/15/43	460	474,662
3.75%, 11/15/43	420	443,166
U.S. Treasury Principal STRIPS, 0.00%, 5/15/37 (a)	6,010	2,700,004
Total U.S. Treasury Obligations — 65.1%		6,791,970
Total Long-Term Investments
(Cost — $9,891,250) — 98.0%		10,217,692

Short-Term Securities — 1.3%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	134,992	134,992
Total Short-Term Securities
(Cost — $134,992) — 1.3%		134,992
Total Investments (Cost — $10,026,242) — 99.3%		10,352,684
Other Assets Less Liabilities — 0.7%		73,100
Net Assets — 100.0%		$10,425,784

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2014	19

Schedule of Investments (concluded)	BlackRock CoRI 2019 Fund

Notes to Schedule of Investments

(a)	Zero-coupon bond.
(b)
Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	134,992	134,992	$19

(c)	Represents the current yield as of report date.

•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	June 2014	$134,938	$2,814

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$10,217,692	—	$10,217,692
Short-Term Securities	$134,992	—	—	134,992
Total	$134,992	$10,217,692	—	$10,352,684
[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$2,814	—	—	$2,814
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets approximates fair value for financial statement purposes. As of April 30, 2014, cash pledged for financial futures contracts of $3,000 is categorized as Level 1 within the disclosure hierarchy.

See Notes to Financial Statements.

20	BLACKROCK CORI FUNDS	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.2%
Lockheed Martin Corp., 4.07%, 12/15/42	$35	$33,400
Northrop Grumman Corp., 4.75%, 6/01/43	20	20,573
United Technologies Corp., 4.50%, 6/01/42	65	67,640
		121,613
Air Freight & Logistics — 0.2%
FedEx Corp., 4.90%, 1/15/34	15	15,857
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,028
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	25	26,136
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,707
PepsiCo, Inc., 4.00%, 3/05/42	30	28,264
		65,107
Biotechnology — 0.4%
Amgen, Inc., 6.40%, 2/01/39	30	37,152
Capital Markets — 1.7%
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	69,511
6.75%, 10/01/37	55	63,263
Morgan Stanley, 6.38%, 7/24/42	40	49,173
		181,947
Chemicals — 0.7%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,235
5.38%, 3/15/44	15	15,745
The Dow Chemical Co., 7.38%, 11/01/29	15	19,599
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	15	14,532
LYB International Finance BV, 4.88%, 3/15/44	5	5,130
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,777
		72,018
Commercial Banks — 0.9%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,385
Wells Fargo & Co.:
5.38%, 11/02/43	55	59,227
5.61%, 1/15/44	20	22,293
		95,905
Commercial Services & Supplies — 0.2%
Waste Management, Inc., 6.13%, 11/30/39	15	18,546
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	35	42,446
Computers & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	5	5,509
Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	10	9,448
Diversified Financial Services — 3.9%
Bank of America Corp., 5.00%, 1/21/44	65	67,245
Citigroup, Inc.:
8.13%, 7/15/39	40	58,694
6.68%, 9/13/43	35	41,939
General Electric Capital Corp.:
6.75%, 3/15/32	65	84,702
6.88%, 1/10/39	60	80,437
Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
JPMorgan Chase & Co.:
6.40%, 5/15/38	$35	$43,276
5.63%, 8/16/43	25	27,343
		403,636
Diversified Telecommunication Services — 4.0%
AT&T, Inc.:
6.30%, 1/15/38	45	52,506
5.35%, 9/01/40	40	41,730
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	24,905
Verizon Communications, Inc.:
6.40%, 9/15/33	130	156,753
6.55%, 9/15/43	120	148,019
		423,913
Electric Utilities — 2.7%
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	17,338
Duke Energy Florida, Inc., 6.40%, 6/15/38	40	52,741
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	23,189
Georgia Power Co., 4.30%, 3/15/42	40	39,673
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	40	48,862
Pacific Gas & Electric Co., 6.05%, 3/01/34	40	48,364
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	24,979
Virginia Electric and Power Co., 8.88%, 11/15/38	20	32,701
		287,847
Energy Equipment & Services — 1.4%
Enterprise Products Operating LLC, 5.70%, 2/15/42	25	28,427
Halliburton Co., 7.45%, 9/15/39	25	35,741
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	25	30,331
TransCanada PipeLines Ltd., 7.63%, 1/15/39	30	43,075
Williams Partners LP, 6.30%, 4/15/40	10	11,635
		149,209
Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.13%, 9/15/39	20	24,638
Food Products — 1.1%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	20,591
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,639
Kraft Foods Group, Inc., 5.00%, 6/04/42	35	37,190
Mondelez International, Inc., 6.50%, 2/09/40	35	44,594
		115,014
Health Care Equipment & Supplies — 0.1%
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,049
Medtronic, Inc., 4.63%, 3/15/44	9	9,376
		15,425
Health Care Providers & Services — 0.8%
UnitedHealth Group, Inc., 6.88%, 2/15/38	35	46,991
WellPoint, Inc., 5.10%, 1/15/44	30	32,005
		78,996
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	20	25,520
Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	25	33,349

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2014	21

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Insurance — 1.3%
The Allstate Corp., 4.50%, 6/15/43	$15	$15,317
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,720
AXA SA, 8.60%, 12/15/30	10	12,950
MetLife, Inc., 4.88%, 11/13/43	40	42,432
Prudential Financial, Inc., 6.63%, 12/01/37	25	32,234
The Travelers Cos., Inc., 4.60%, 8/01/43	20	20,820
		134,473
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	25	22,860
Media — 4.2%
21st Century Fox America, Inc., 6.40%, 12/15/35	65	78,882
CBS Corp., 7.88%, 7/30/30	10	13,370
Comcast Corp.:
4.25%, 1/15/33	40	40,097
6.45%, 3/15/37	45	56,468
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	25	24,453
Discovery Communications LLC, 6.35%, 6/01/40	10	11,921
NBCUniversal Media LLC, 5.95%, 4/01/41	35	42,060
Time Warner Cable, Inc.:
6.55%, 5/01/37	35	42,909
6.75%, 6/15/39	10	12,671
Time Warner, Inc.:
7.63%, 4/15/31	45	61,281
5.35%, 12/15/43	30	32,841
Viacom, Inc., 4.38%, 3/15/43	30	27,533
		444,486
Metals & Mining — 1.6%
Barrick North America Finance LLC, 5.75%, 5/01/43	20	20,253
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	27,023
Newmont Mining Corp., 6.25%, 10/01/39	10	10,088
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	21,695
Southern Copper Corp., 5.25%, 11/08/42	35	31,345
Vale Overseas Ltd., 6.88%, 11/10/39	50	55,323
		165,727
Multiline Retail — 0.4%
Target Corp., 4.00%, 7/01/42	40	37,672
Oil, Gas & Consumable Fuels — 2.7%
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	12,257
ConocoPhillips, 6.50%, 2/01/39	25	33,554
ConocoPhillips Holding Co., 6.95%, 4/15/29	45	60,385
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	34,506
Encana Corp., 6.50%, 2/01/38	25	30,855
Hess Corp., 5.60%, 2/15/41	35	39,648
Phillips 66, 5.88%, 5/01/42	20	23,705
Suncor Energy, Inc., 6.50%, 6/15/38	40	50,585
		285,495
Pharmaceuticals — 1.3%
AbbVie, Inc., 4.40%, 11/06/42	20	20,030
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	35	45,184
Pfizer, Inc., 7.20%, 3/15/39	40	55,228
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,733
		132,175
Corporate Bonds	Par (000)	Value
Road & Rail — 0.3%
Norfolk Southern Corp., 4.84%, 10/01/41	$30	$31,192
Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp., 4.80%, 10/01/41	35	36,981
Software — 0.5%
Oracle Corp., 5.38%, 7/15/40	45	51,774
Specialty Retail — 0.4%
The Home Depot, Inc., 5.88%, 12/16/36	35	42,916
Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	25	26,800
Philip Morris International, Inc., 4.88%, 11/15/43	35	37,247
		64,047
Wireless Telecommunication Services — 0.8%
America Movil SAB de C.V., 6.38%, 3/01/35	35	40,826
Vodafone Group PLC, 6.15%, 2/27/37	35	40,592
		81,418
Total Corporate Bonds — 36.0%		3,769,339

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.75%, 8/15/26	60	84,581
5.50%, 8/15/28	20	25,813
6.13%, 8/15/29	20	27,516
4.75%, 2/15/37	90	111,037
4.38%, 2/15/38	190	222,508
4.50%, 5/15/38	260	310,212
4.38%, 11/15/39	180	211,331
4.38%, 5/15/41	230	270,717
2.75%, 11/15/42	230	200,316
3.63%, 8/15/43	270	278,606
3.75%, 11/15/43	170	179,377
U.S. Treasury Principal STRIPS, 0.00%, 5/15/39 (a)	10,660	4,410,319
Total U.S. Treasury Obligations — 60.5%		6,332,333
Total Long-Term Investments
(Cost — $9,740,444) — 96.5%		10,101,672

Short-Term Securities — 3.0%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	314,891	314,891
Total Short-Term Securities
(Cost — $314,891) — 3.0%		314,891
Total Investments (Cost — $10,055,335) — 99.5%		10,416,563
Other Assets Less Liabilities — 0.5%		48,771
Net Assets — 100.0%		$10,465,334

See Notes to Financial Statements.

22	BLACKROCK CORI FUNDS	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock CoRI 2021 Fund

Notes to Schedule of Investments

(a)	Zero-coupon bond.
(b)
Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	314,891	314,891	$25

(c)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
3	U.S. Treasury Long Bond	Chicago Board of Trade	June 2014	$404,813	$6,561

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$10,101,672	—	$10,101,672
Short-Term Securities	$314,891	—	—	314,891
Total	$314,891	$10,101,672	—	$10,416,563
[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$6,561	—	—	$6,561
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets approximates fair value for financial statement purposes. As of April 30, 2014, cash pledged for financial futures contracts of $8,000 is categorized as Level 1 within the disclosure hierarchy.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2014	23

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.3%
Lockheed Martin Corp., 4.07%, 12/15/42	$40	$38,171
Northrop Grumman Corp., 4.75%, 6/01/43	15	15,430
United Technologies Corp., 4.50%, 6/01/42	80	83,249
		136,850
Air Freight & Logistics — 0.2%
FedEx Corp., 4.90%, 1/15/34	20	21,142
Automobiles — 0.2%
Daimler Finance North America LLC, 8.50%, 1/18/31	15	22,543
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	25	26,136
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,707
PepsiCo, Inc., 4.00%, 3/05/42	35	32,975
		69,818
Biotechnology — 0.4%
Amgen, Inc., 6.40%, 2/01/39	35	43,344
Capital Markets — 1.8%
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	69,511
6.75%, 10/01/37	55	63,263
Morgan Stanley, 6.38%, 7/24/42	45	55,320
		188,094
Chemicals — 0.7%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,235
5.38%, 3/15/44	15	15,745
The Dow Chemical Co., 7.38%, 11/01/29	10	13,066
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	20	19,376
LYB International Finance BV, 4.88%, 3/15/44	5	5,130
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	15	17,666
		76,218
Commercial Banks — 1.0%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,385
Wells Fargo & Co.:
5.38%, 11/02/43	60	64,611
5.61%, 1/15/44	20	22,293
		101,289
Commercial Services & Supplies — 0.2%
Waste Management, Inc., 6.13%, 11/30/39	15	18,546
Communications Equipment — 0.5%
Cisco Systems, Inc., 5.90%, 2/15/39	40	48,509
Computers & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	5	5,509
Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	10	9,448
Diversified Financial Services — 4.5%
Bank of America Corp.:
5.00%, 1/21/44	75	77,590
4.88%, 4/01/44	25	25,412
Citigroup, Inc.:
8.13%, 7/15/39	45	66,031
6.68%, 9/13/43	40	47,931
General Electric Capital Corp.:
6.75%, 3/15/32	75	97,733
6.88%, 1/10/39	65	87,140
Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
JPMorgan Chase & Co.:
6.40%, 5/15/38	$35	$43,276
5.63%, 8/16/43	30	32,812
		477,925
Diversified Telecommunication Services — 4.5%
AT&T, Inc.:
6.30%, 1/15/38	55	64,174
5.35%, 9/01/40	45	46,946
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	24,905
Verizon Communications, Inc.:
6.40%, 9/15/33	145	174,840
6.55%, 9/15/43	130	160,354
		471,219
Electric Utilities — 3.0%
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	17,338
Duke Energy Florida, Inc., 6.40%, 6/15/38	45	59,334
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	23,189
Georgia Power Co., 4.30%, 3/15/42	45	44,632
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	45	54,969
Pacific Gas & Electric Co., 6.05%, 3/01/34	45	54,410
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	24,979
Virginia Electric and Power Co., 8.88%, 11/15/38	20	32,701
		311,552
Energy Equipment & Services — 1.5%
Enterprise Products Operating LLC, 5.70%, 2/15/42	25	28,427
Halliburton Co., 7.45%, 9/15/39	25	35,741
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	25	30,331
TransCanada PipeLines Ltd., 7.63%, 1/15/39	35	50,255
Williams Partners LP, 6.30%, 4/15/40	15	17,452
		162,206
Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.13%, 9/15/39	20	24,638
Food Products — 1.2%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	20,591
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,640
Kraft Foods Group, Inc., 5.00%, 6/04/42	40	42,502
Mondelez International, Inc., 6.50%, 2/09/40	40	50,965
		126,698
Health Care Equipment & Supplies — 0.2%
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,049
Medtronic, Inc., 4.63%, 3/15/44	10	10,418
		16,467
Health Care Providers & Services — 0.8%
UnitedHealth Group, Inc., 6.88%, 2/15/38	40	53,703
WellPoint, Inc., 5.10%, 1/15/44	30	32,005
		85,708
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	20	25,520
Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	25	33,349
Insurance — 1.5%
The Allstate Corp., 4.50%, 6/15/43	20	20,423
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,720
AXA SA, 8.60%, 12/15/30	15	19,425
MetLife, Inc., 4.88%, 11/13/43	45	47,736
Prudential Financial, Inc., 6.63%, 12/01/37	30	38,681

See Notes to Financial Statements.

24	BLACKROCK CORI FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Insurance (concluded)
The Travelers Cos., Inc., 4.60%, 8/01/43	$20	$20,819
		157,804
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	25	22,860
Media — 4.6%
21st Century Fox America, Inc., 6.40%, 12/15/35	70	84,950
CBS Corp., 7.88%, 7/30/30	10	13,370
Comcast Corp.:
4.25%, 1/15/33	45	45,109
6.45%, 3/15/37	50	62,743
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	30	29,344
Discovery Communications LLC, 6.35%, 6/01/40	10	11,920
NBCUniversal Media LLC, 5.95%, 4/01/41	40	48,069
Time Warner Cable, Inc.:
6.55%, 5/01/37	40	49,039
6.75%, 6/15/39	10	12,671
Time Warner, Inc.:
7.63%, 4/15/31	45	61,281
5.35%, 12/15/43	35	38,314
Viacom, Inc., 4.38%, 3/15/43	35	32,122
		488,932
Metals & Mining — 1.8%
Barrick North America Finance LLC, 5.75%, 5/01/43	20	20,253
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	30	32,428
Newmont Mining Corp., 6.25%, 10/01/39	15	15,131
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	25	27,119
Southern Copper Corp., 5.25%, 11/08/42	40	35,823
Vale Overseas Ltd., 6.88%, 11/10/39	55	60,855
		191,609
Multiline Retail — 0.4%
Target Corp., 4.00%, 7/01/42	45	42,381
Oil, Gas & Consumable Fuels — 2.9%
Canadian Natural Resources Ltd., 6.25%, 3/15/38	20	24,514
ConocoPhillips, 6.50%, 2/01/39	30	40,264
ConocoPhillips Holding Co., 6.95%, 4/15/29	40	53,675
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	34,507
Encana Corp., 6.50%, 2/01/38	25	30,855
Hess Corp., 5.60%, 2/15/41	40	45,312
Phillips 66, 5.88%, 5/01/42	15	17,779
Suncor Energy, Inc., 6.50%, 6/15/38	45	56,908
		303,814
Pharmaceuticals — 1.5%
AbbVie, Inc., 4.40%, 11/06/42	20	20,030
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	35	45,184
Merck & Co., Inc., 4.15%, 5/18/43	25	24,541
Pfizer, Inc., 7.20%, 3/15/39	45	62,131
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,733
		163,619
Corporate Bonds	Par (000)	Value
Road & Rail — 0.3%
Norfolk Southern Corp., 4.84%, 10/01/41	$35	$36,391
Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 4.80%, 10/01/41	35	36,981
Software — 0.5%
Oracle Corp., 5.38%, 7/15/40	50	57,527
Specialty Retail — 0.5%
The Home Depot, Inc., 5.88%, 12/16/36	40	49,046
Tobacco — 0.7%
Altria Group, Inc., 5.38%, 1/31/44	25	26,800
Philip Morris International, Inc., 4.88%, 11/15/43	40	42,568
		69,368
Wireless Telecommunication Services — 0.9%
America Movil SAB de C.V., 6.38%, 3/01/35	40	46,659
Vodafone Group PLC, 6.15%, 2/27/37	40	46,390
		93,049
Total Corporate Bonds — 39.7%		4,189,973

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.13%, 8/15/29	20	27,516
4.75%, 2/15/37	100	123,375
4.50%, 5/15/38	220	262,487
4.38%, 2/15/38	170	199,086
4.38%, 11/15/39	100	117,406
4.38%, 5/15/41	30	35,311
2.75%, 11/15/42	50	43,547
3.63%, 8/15/43	130	134,144
3.75%, 11/15/43	250	263,789
U.S. Treasury Principal STRIPS, 0.00%, 2/15/43 (a)	13,670	4,825,346
Total U.S. Treasury Obligations — 57.2%		6,032,007
Total Long-Term Investments (Cost — $9,797,822) — 96.9%		10,221,980

Short-Term Securities — 2.8%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	298,235	298,235
Total Short-Term Securities (Cost — $298,235) — 2.8%		298,235
Total Investments (Cost — $10,096,057) — 99.7%		10,520,215
Other Assets Less Liabilities — 0.3%		27,861
Net Assets — 100.0%		$10,548,076

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2014	25

Schedule of Investments (concluded)	BlackRock CoRI 2023 Fund

Notes to Schedule of Investments

(a)	Zero-coupon bond.
(b)
Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	298,235	298,235	$26

(c)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
3	U.S. Treasury Long Bond	Chicago Board of Trade	June 2014	$404,813	$6,561

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$10,221,980	—	$10,221,980
Short-Term Securities	$298,235	—	—	298,235
Total	$298,235	$10,221,980	—	$10,520,215
[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$6,561	—	—	$6,561
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets approximates fair value for financial statement purposes. As of April 30, 2014, cash pledged for financial futures contracts of $8,000 is categorized as Level 1 within the disclosure hierarchy.

See Notes to Financial Statements.

26	BLACKROCK CORI FUNDS	APRIL 30, 2014

Statements of Assets and Liabilities
April 30, 2014 (Unaudited)	BlackRock CoRI 2015 Fund	BlackRock CoRI 2017 Fund	BlackRock CoRI 2019 Fund	BlackRock CoRI 2021 Fund	BlackRock CoRI 2023 Fund
Assets
Investments at value — unaffiliated[1]	$10,000,057	$10,168,742	$10,217,692	$10,101,672	$10,221,980
Investments at value — affiliated[2]	216,365	97,873	134,992	314,891	298,235
Cash pledged for financial futures contracts	3,000	3,000	3,000	8,000	8,000
Interest receivable	68,655	92,368	93,041	74,581	70,267
Investments sold receivable	63,188	—	99,035	87,041	102,640
Investment advisor receivable	16,575	16,564	16,555	16,549	16,537
Variation margin receivable on financial futures contracts	563	563	563	1,688	1,688
Deferred offering costs	86,979	86,979	86,979	86,979	86,979
Prepaid expenses	2,420	2,420	2,420	2,420	2,420
Total assets	10,457,802	10,468,509	10,654,277	10,693,821	10,808,746

Liabilities
Investments purchased payable	80,272	24,342	150,101	150,101	182,265
Officer’s and Trustees’ fees payable	2,284	2,284	2,284	2,284	2,283
Service fees payable	6	4	4	4	—
Offering costs payable	55,278	55,275	55,273	55,265	55,263
Other accrued expenses payable	20,595	20,650	20,831	20,833	20,859
Total liabilities	158,435	102,555	228,493	228,487	260,670
Net Assets	$10,299,367	$10,365,954	$10,425,784	$10,465,334	$10,548,076

Net Assets Consist of
Paid-in capital	$10,010,000	$10,000,000	$10,000,000	$10,000,000	$10,014,000
Undistributed net investment income	76,617	82,034	87,245	89,096	91,961
Accumulated net realized gain	4,799	2,963	9,283	8,449	11,396
Net unrealized appreciation/depreciation	207,951	280,957	329,256	367,789	430,719
Net Assets	$10,299,367	$10,365,954	$10,425,784	$10,465,334	$10,548,076
[1] Investments at cost — unaffiliated	$9,794,920	$9,890,599	$9,891,250	$9,740,444	$9,797,822
[2] Investments at cost — affiliated	$216,365	$97,873	$134,992	$314,891	$298,235

Net Asset Value
Institutional:
Net assets	$10,268,610	$10,345,234	$10,404,945	$10,444,416	$10,512,415
Shares outstanding[3]	998,000	998,000	998,000	998,000	998,000
Net asset value	$10.29	$10.37	$10.43	$10.47	$10.53
Investor A:
Net assets	$30,757	$20,720	$20,839	$20,918	$35,661
Shares outstanding[3]	2,991	2,000	2,000	2,000	3,388
Net asset value	$10.28	$10.36	$10.42	$10.46	$10.53

[3]	Unlimited number of shares authorized, no par value.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2014	27

Statements of Operations
Period January 31, 2014[1] to April 30, 2014 (Unaudited)	BlackRock CoRI 2015 Fund	BlackRock CoRI 2017 Fund	BlackRock CoRI 2019 Fund	BlackRock CoRI 2021 Fund	BlackRock CoRI 2023 Fund
Investment Income
Interest	$82,613	$88,044	$93,260	$95,101	$97,982
Income — affiliated	25	17	19	25	26
Total income	82,638	88,061	93,279	95,126	98,008

Expenses
Investment advisory	7,206	7,217	7,226	7,222	7,235
Administration	1,201	1,203	1,204	1,203	1,206
Organization and offering	67,221	67,221	67,221	67,221	67,221
Professional	16,789	16,789	16,789	16,788	16,789
Service — Investor A	15	12	12	12	16
Transfer agent — Institutional	87	87	87	87	87
Transfer agent — Investor A	9	9	9	9	9
Officer and Trustees	3,222	3,222	3,223	3,222	3,222
Printing	2,094	2,094	2,094	2,094	2,094
Custodian	1,418	1,418	1,418	1,418	1,418
Accounting services	541	541	541	541	541
Registration	415	415	415	415	415
Miscellaneous	2,449	2,449	2,449	2,449	2,451
Total expenses	102,667	102,677	102,688	102,681	102,704
Less fees waived by Manager	(7,206)	(7,217)	(7,226)	(7,222)	(7,235)
Less fees reimbursed by Manager	(89,251)	(89,241)	(89,234)	(89,237)	(89,226)
Less fees waived by administrator	(93)	(96)	(98)	(96)	(100)
Less transfer agent fees waived and/or reimbursed — Institutional	(87)	(87)	(87)	(87)	(87)
Less transfer agent fees waived and/or reimbursed — Investor A	(9)	(9)	(9)	(9)	(9)
Total expenses after fees waived and/or reimbursed	6,021	6,027	6,034	6,030	6,047
Net investment income	76,617	82,034	87,245	89,096	91,961

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	5,020	3,185	9,505	8,671	11,618
Financial futures contracts	(221)	(222)	(222)	(222)	(222)
	4,799	2,963	9,283	8,449	11,396
Net change in unrealized appreciation/depreciation on:
Investments	205,137	278,143	326,442	361,228	424,158
Financial futures contracts	2,814	2,814	2,814	6,561	6,561
	207,951	280,957	329,256	367,789	430,719
Total realized and unrealized gain	212,750	283,920	338,539	376,238	442,115
Net Increase in Net Assets Resulting from Operations	$289,367	$365,954	$425,784	$465,334	$534,076

[1]	Commencement of operations.

See Notes to Financial Statements.

28	BLACKROCK CORI FUNDS	APRIL 30, 2014

Statements of Changes in Net Assets
	Period January 31, 2014[1] to April 30, 2014 (Unaudited)
Increase in Net Assets:	BlackRock CoRI 2015 Fund	BlackRock CoRI 2017 Fund
Operations
Net investment income	$76,617	$82,034
Net realized gain	4,799	2,963
Net change in unrealized appreciation/depreciation	207,951	280,957
Net increase in net assets resulting from operations	289,367	365,954

Capital Share Transactions
Net increase in net assets derived from capital share transactions	9,990,000	9,980,000

Net Assets
Total increase in net assets	10,279,367	10,345,954
Beginning of period	20,000	20,000
End of period	$10,299,367	$10,365,954
Undistributed net investment income, end of period	$76,617	$82,034

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2014	29

Statements of Changes in Net Assets (continued)
	Period January 31, 2014[1] to April 30, 2014 (Unaudited)
Increase in Net Assets:	BlackRock CoRI 2019 Fund	BlackRock CoRI 2021 Fund
Operations
Net investment income	$87,245	$89,096
Net realized gain	9,283	8,449
Net change in unrealized appreciation/depreciation	329,256	367,789
Net increase in net assets resulting from operations	425,784	465,334

Capital Share Transactions
Net increase in net assets derived from capital share transactions	9,980,000	9,980,000

Net Assets
Total increase in net assets	10,405,784	10,445,334
Beginning of period	20,000	20,000
End of period	$10,425,784	$10,465,334
Undistributed net investment income, end of period	$87,245	$89,096

[1]	Commencement of operations.

See Notes to Financial Statements.

30	BLACKROCK CORI FUNDS	APRIL 30, 2014

Statements of Changes in Net Assets (concluded)
Period January 31, 2014[1] to April 30, 2014 (Unaudited)
Increase in Net Assets:	BlackRock CoRI 2023 Fund
Operations
Net investment income	$91,961
Net realized gain	11,396
Net change in unrealized appreciation/depreciation	430,719
Net increase in net assets resulting from operations	534,076

Capital Share Transactions
Net increase in net assets derived from capital share transactions	9,994,000

Net Assets
Total increase in net assets	10,528,076
Beginning of period	20,000
End of period	$10,548,076
Undistributed net investment income, end of period	$91,961

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2014	31

Financial Highlights	BlackRock CoRI 2015 Fund
	Period January 31, 2014[1] to April 30, 2014 (Unaudited)
	Institutional	Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00
Net investment income[2]	0.08	0.07
Net realized and unrealized gain	0.21	0.21
Net increase from investment operations	0.29	0.28
Net asset value, end of period	$10.29	$10.28

Total Investment Return[3]
Based on net asset value	2.90%[4]	2.80%[4]

Ratios to Average Net Assets
Total expenses	2.14%[5,6]	2.44%[5,6]
Total expenses after fees waived and/or reimbursed	0.25%[5]	0.50%[5]
Net investment income	3.19%[5]	2.96%[5]

Supplemental Data
Net assets, end of period (000)	$10,269	$31
Portfolio Turnover	4%	4%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.27% and 4.31%, respectively.

See Notes to Financial Statements.

32	BLACKROCK CORI FUNDS	APRIL 30, 2014

Financial Highlights	BlackRock CoRI 2017 Fund
	Period January 31, 2014[1] to April 30, 2014 (Unaudited)
	Institutional	Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00
Net investment income[2]	0.08	0.08
Net realized and unrealized gain	0.29	0.28
Net increase from investment operations	0.37	0.36
Net asset value, end of period	$10.37	$10.36

Total Investment Return[3]
Based on net asset value	3.70%[4]	3.60%[4]

Ratios to Average Net Assets
Total expenses	2.14%[5,6]	2.55%[5,6]
Total expenses after fees waived and/or reimbursed	0.25%[5]	0.50%[5]
Net investment income	3.41%[5]	3.18%[5]

Supplemental Data
Net assets, end of period (000)	$10,345	$21
Portfolio turnover	4%	4%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.27%. and 4.70%, respectively.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2014	33

Financial Highlights	BlackRock CoRI 2019 Fund
	Period January 31, 2014[1] to April 30, 2014 (Unaudited)
	Institutional	Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00
Net investment income[2]	0.09	0.08
Net realized and unrealized gain	0.34	0.34
Net increase from investment operations	0.43	0.42
Net asset value, end of period	$10.43	$10.42

Total Investment Return[3]
Based on net asset value	4.30%[4]	4.20%[4]

Ratios to Average Net Assets
Total expenses	2.14%[5,6]	2.56%[5,6]
Total expenses after fees waived and/or reimbursed	0.25%[5]	0.50%[5]
Net investment income	3.62%[5]	3.38%[5]

Supplemental Data
Net assets, end of period (000)	$10,405	$21
Portfolio turnover	7%	7%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.26% and 4.61%, respectively.

See Notes to Financial Statements.

34	BLACKROCK CORI FUNDS	APRIL 30, 2014

Financial Highlights	BlackRock CoRI 2021 Fund
	Period January 31, 2014[1] to April 30, 2014 (Unaudited)
	Institutional	Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00
Net investment income[2]	0.09	0.08
Net realized and unrealized gain	0.38	0.38
Net increase from investment operations	0.47	0.46
Net asset value, end of period	$10.47	$10.46

Total Investment Return[3]
Based on net asset value	4.70%[4]	4.60%[4]

Ratios to Average Net Assets
Total expenses	3.00%[5,6]	3.42%[5,6]
Total expenses after fees waived and/or reimbursed	0.25%[5]	0.50%[5]
Net investment income	3.70%[5]	3.45%[5]

Supplemental Data
Net assets, end of period (000)	$10,444	$21
Portfolio turnover	8%	8%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.26% and 4.69%, respectively.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2014	35

Financial Highlights	BlackRock CoRI 2023 Fund
	Period January 31, 2014[1] to April 30, 2014 (Unaudited)
	Institutional	Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00
Net investment income[2]	0.09	0.09
Net realized and unrealized gain	0.44	0.44
Net increase from investment operations	0.53	0.53
Net asset value, end of period	$10.53	$10.53

Total Investment Return[3]
Based on net asset value	5.30%[4]	5.30%[4]

Ratios to Average Net Assets
Total expenses	2.99%[5,6]	3.27%[5,6]
Total expenses after fees waived and/or reimbursed	0.25%[5]	0.50%[5]
Net investment income	3.81%[5]	3.56%[5]

Supplemental Data
Net assets, end of period (000)	$10,512	$36
Portfolio turnover	8%	8%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, excludes the effect of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.26% and 4.24%, respectively.

See Notes to Financial Statements.

36	BLACKROCK CORI FUNDS	APRIL 30, 2014

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock CoRI Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock CoRI 2015 Fund (“CoRI 2015 Fund”), BlackRock CoRI 2017 Fund (“CoRI 2017 Fund”), BlackRock CoRI 2019 Fund (“CoRI 2019 Fund”), BlackRock CoRI 2021 Fund (“CoRI 2021 Fund”) and BlackRock CoRI 2023 Fund (“CoRI 2023 Fund”) (collectively the “Funds” and each, a “Fund”), are each a series of the Trust. Each Fund is classified as diversified. Prior to commencement of operations on January 31, 2014, each fund had no operations other than the sale of 1,000 Institutional Shares and 1,000 Investor A Shares on October 22, 2013 to BlackRock Holdco 2, Inc., an affiliate of the Funds for $20,000. Investment operations for the Funds commenced on January 31, 2014.

Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares, and also bear certain expenses related to the distribution of such shares. Investor A Shares have exclusive voting rights with respect to matters relating to its shareholder servicing and expenditures.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Valuation: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that the application of these methods of valuation results in a price for an investment, that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts) that would be “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and

BLACKROCK CORI FUNDS	APRIL 30, 2014	37

Notes to Financial Statements (continued)

losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid at least annually. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock. The Manager reimbursed each Fund $40,000, which is shown as expenses reimbursed by Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Stripped Mortgage-Backed Securities: The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Funds also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Financial Futures Contracts: The Funds purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

38	BLACKROCK CORI FUNDS	APRIL 30, 2014

Notes to Financial Statements (continued)

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of April 30, 2014
Derivative Assets
		CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
	Statements of Assets and Liabilities Location
Interest rate contracts:
Financial futures contracts	Net unrealized appreciation[1]	$2,814	$2,814	$2,814	$6,561	$6,561
[1]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Period Ended April 30, 2014
	Net Realized Gain (Loss) From
	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Interest rate contracts:
Financial futures contracts	$(221)	$(222)	$(222)	$(222)	$ (222)

	Net Change in Unrealized Appreciation/Depreciation on
	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Interest rate contracts:
Financial futures contracts	$2,814	$2,814	$2,814	$6,561	$ 6,561

For the period January 31, 2014 to April 30, 2014, the average balances of outstanding derivative financial instruments were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Interest rate contracts:
Average number of contracts purchased	1	1	1	2	2
Average notional value of contracts purchased	$134, 266	$134,266	$134,266	$269,203	$269,203

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

BLACKROCK CORI FUNDS	APRIL 30, 2014	39

Notes to Financial Statements (continued)

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
Not exceeding $1 Billion	0.30%
$1 Billion - $3 Billion	0.28%
$3 Billion - $5 Billion	0.27%
$5 Billion - $10 Billion	0.26%
Greater than $10 Billion	0.26%

The Manager agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business, in order to limit expenses. The expense limitation as a percentage of average daily net assets for each Fund are as follows:

	Contractual[1]	Voluntary[2]
Institutional	0.58%	0.25%
Investor A	0.83%	0.50%
[1]	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2015 unless approved by the Board, including a majority of the Independent Trustees.
[2]	The voluntary waiver or reimbursement may be reduced or discontinued at any time.

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On April 30, 2014, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CoRI 2015 Fund
Fund	$48,570
Institutional	$87
Investor A	$9
CoRI 2017 Fund
Fund	$48,581
Institutional	$87
Investor A	$9
CoRI 2019 Fund
Fund	$48,570
Institutional	$87
Investor A	$9
CoRI 2021 Fund
Fund	$48,559
Institutional	$87
Investor A	$9
CoRI 2023 Fund
Fund	$48,519
Institutional	$86
Investor A	$9

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the period ended April 30, 2014, the amounts waived were as follows:

CoRI 2015 Fund	$59
CoRI 2017 Fund	$40
CoRI 2019 Fund	$44
CoRI 2021 Fund	$59
CoRI 2023 Fund	$61

The Manager has entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees with respect to its Investor A

40	BLACKROCK CORI FUNDS	APRIL 30, 2014

Notes to Financial Statements (continued)

Shares. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets attributable to each Fund’s Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager acts as administrator for the Funds. For these services, each Fund pays the administrator a fee computed daily and payable monthly based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.05%
$500 Million – $1 Billion	0.04%
Greater than $1 Billion	0.03%

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares.

For the period ended April 30, 2014, each Fund reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities and U.S. government securities, for the period ended April 30, 2014, were as follows:

	Purchases	Sales
CoRI 2015 Fund	$3,449,067	$76,552
CoRI 2017 Fund	$3,406,415	$62,143
CoRI 2019 Fund	$3,394,237	$83,909
CoRI 2021 Fund	$3,753,202	$113,274
CoRI 2023 Fund	$4,189,770	$144,296

Purchases and sales of U.S. government securities for the Funds for the period ended April 30, 2014 were as follows:

	Purchases	Sales
CoRI 2015 Fund	$6,747,435	$355,037
CoRI 2017 Fund	$6,823,586	$295,143
CoRI 2019 Fund	$7,157,708	$605,129
CoRI 2021 Fund	$6,686,794	$628,928
CoRI 2023 Fund	$6,327,148	$625,185

7. Income Tax Information:

As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund

Tax cost	$10,011,285	$9,988,472	$10,026,242	$10,055,335	$10,096,057
Gross unrealized appreciation	$209,213	$279,017	$327,346	$362,219	$425,196
Gross unrealized depreciation	(4,076)	(874)	(904)	(991)	(1,038)
Net unrealized appreciation	$205,137	$278,143	$326,442	$361,228	$424,158

8. Bank Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. The agreement expires in April 2015. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees which, along with

BLACKROCK CORI FUNDS	APRIL 30, 2014	41

Notes to Financial Statements (continued)

commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the period ended April 30, 2014.

9. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a significant portion of their assets in fixed-income securities and/or uses derivatives tied to the fixed income markets. See the Schedules of Investments for these securities and derivatives. Changes in market interest rates or economic conditions, including the Federal Reserve’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Period January 31, 2014[1] to April 30, 2014
CoRI 2015 Fund	Shares	Amount
Institutional
Shares sold	997,000	$9,970,000
Net increase	997,000	$9,970,000

Investor A
Shares sold	1,991	$20,000
Net increase	1,991	$20,000
Total Net Increase	998,991	$9,990,000

	Period January 31, 2014[1] to April 30, 2014
CoRI 2017 Fund	Shares	Amount
Institutional
Shares sold	997,000	$9,970,000
Net increase	997,000	$9,970,000

Investor A
Shares sold	1,000	$10,000
Net increase	1,000	$10,000
Total Net Increase	998,000	$9,980,000

	Period January 31, 2014[1] to April 30, 2014
CoRI 2019 Fund	Shares	Amount
Institutional
Shares sold	997,000	$9,970,000
Net increase	997,000	$9,970,000

Investor A
Shares sold	1,000	$10,000
Net increase	1,000	$10,000
Total Net Increase	998,000	$9,980,000

	Period January 31, 2014[1] to April 30, 2014
CoRI 2021 Fund	Shares	Amount
Institutional
Shares sold	997,000	$9,970,000
Net increase	997,000	$9,970,000

Investor A
Shares sold	1,000	$10,000
Net increase	1,000	$10,000
Total Net Increase	998,000	$9,980,000
42	BLACKROCK CORI FUNDS	APRIL 30, 2014

Notes to Financial Statements (concluded)

	Period January 31, 2014[1] to April 30, 2014
CoRI 2023 Fund	Shares	Amount
Institutional
Shares sold	997,000	$9,970,000
Net increase	997,000	$9,970,000

Investor A
Shares sold	2,388	$24,000
Net increase	2,388	$24,000
Total Net Increase	999,388	$9,994,000
[1]	Commencement of operations.

At April 30, 2014, shares owned by affiliates were as follows:

	Institutional	Investor A
CoRI 2015 Fund	998,000	2,000
CoRI 2017 Fund	998,000	2,000
CoRI 2019 Fund	998,000	2,000
CoRI 2021 Fund	998,000	2,000
CoRI 2023 Fund	998,000	2,000

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK CORI FUNDS	APRIL 30, 2014	43

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board”, and the members of which are referred to as “Board Members”) of BlackRock CoRI Funds (the “Trust”), met in person on September 10, 2013 (the “Meeting”) to consider the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock CoRI 2015 Fund, BlackRock CoRI 2017 Fund, BlackRock CoRI 2019 Fund, BlackRock CoRI 2021 Fund and BlackRock CoRI 2023 Fund (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and BlackRock Advisors, LLC (the “Manager”), as investment advisor to the Funds. The Board also considered the approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Funds. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” The Funds commenced operations in January 2014.

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services to be provided to each Fund by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

Board Considerations in Approving the Agreements

The Approval Process: At the Meeting, the Board reviewed materials relating to its consideration of the Agreements. The Board considered all factors it believed relevant with respect to the Trust and each Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of its relationship with each Fund; (f) the policies and practices of BlackRock with respect to portfolio transactions for each Fund; and (g) other factors deemed relevant by the Board Members.

In determining whether to approve the Agreements, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the Meeting relating to its consideration of the Agreements, including, among other things, (a) fees and estimated expense ratios of each class of each Fund, and for a representative class of each Fund, in comparison to the fees and expense ratios of a peer group of funds, and information about contractual and voluntary expense caps proposed to be implemented by BlackRock; (b) information regarding BlackRock’s economic outlook for the Funds and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as payments to be made to BlackRock or its affiliates relating to shareholder servicing and securities lending, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with each Fund and advice from independent legal counsel with respect to the approval process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services to be Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to each Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing each Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the

44	BLACKROCK CORI FUNDS	APRIL 30, 2014

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

scope of the services to be provided by BlackRock to each Fund under the Agreements relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreements was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to each Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to each Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to each Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning the standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Board Members, considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also took into account the time and attention to be devoted by senior management of BlackRock to each Fund. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreements.

In addition to advisory services, the Board, including the Independent Board Members, considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to each Fund. The Board noted that BlackRock and its affiliates will provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, the Board noted that BlackRock and its affiliates will provide each Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, could not consider the performance history of each Fund because the Funds were newly organized and had not yet commenced operations as of the date of the Meeting.

C. Consideration of the Advisory/Management Fees and the Cost of the Services to be Provided and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: In connection with the initial approval of the Agreements, the Board, including the Independent Board Members, reviewed each Fund’s proposed contractual management fee rate compared with a peer group of funds selected by Lipper, Inc. (“Lipper”), which is not affiliated with BlackRock. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. In addition, the Board, including the Independent Board Members, considered each Fund’s estimated total net expense ratio, as well as the actual management fee rate, to those of other funds in its Lipper category. The estimated total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The estimated total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board compared the estimated fees and expense ratios of each Fund against the fees and expense ratios of a peer group of funds selected by Lipper. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

BLACKROCK CORI FUNDS	APRIL 30, 2014	45

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that each Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and estimated total expense ratio each rank in the second quartile for each Fund, relative to the Fund’s peers. The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, each Fund’s total net operating expenses on a class-by-class basis.

Following consideration of this information, the Board, including the Independent Board Members, concluded that the fees to be paid pursuant to the Agreements were fair and reasonable in light of the services provided.

As the Funds had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with each Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps, as applicable. Since the Funds are newly formed, BlackRock was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale, if any.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other potential ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in exchange-traded funds without any offset against the management fees payable by the funds to BlackRock.

The Board, including all of the Independent Board Members, concluded that these potential ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to each Fund were consistent with those generally available to other mutual fund sponsors.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders would be able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including all the Independent Board Members, approved the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a two-year term beginning on the effective date of the Agreement, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Funds, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of each of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve each of the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

46	BLACKROCK CORI FUNDS	APRIL 30, 2014

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee
Fred G. Weiss, Vice Chairman of the Board and Trustee
Paul L. Audet, Trustee
James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Honorable Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
John F. O’Brien, Trustee
Roberta Cooper Ramo, Trustee
David H. Walsh, Trustee
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and
   Anti-Money Laundering Officer
Benjamin Archibald, Secretary

Effective May 14, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Funds and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Funds. Mr. Park joined BlackRock in 2009 and is the current Chief Compliance Officer of BlackRock’s iShares exchange traded funds.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment International Limited
Edinburgh, EH3 8BL
United Kingdom

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

BLACKROCK CORI FUNDS	APRIL 30, 2014	47

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

48	BLACKROCK CORI FUNDS	APRIL 30, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK CORI FUNDS	APRIL 30, 2014	49

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund	BlackRock Global Dividend Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Long/Short Equity Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Basic Value Fund	BlackRock Global Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Capital Appreciation Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Commodity Strategies Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Real Estate Securities Fund
BlackRock Disciplined Small Cap Core Fund	BlackRock International Fund	BlackRock Russell 1000® Index Fund
BlackRock Emerging Markets Dividend Fund	BlackRock International Index Fund	BlackRock Science & Technology
BlackRock Emerging Markets Fund	BlackRock International Opportunities Portfolio	Opportunities Portfolio
BlackRock Emerging Markets Long/Short	BlackRock Large Cap Core Fund	BlackRock Small Cap Growth Equity Portfolio
Equity Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small Cap Growth Fund II
BlackRock Energy & Resources Portfolio	BlackRock Large Cap Growth Fund	BlackRock Small Cap Index Fund
BlackRock Equity Dividend Fund	BlackRock Large Cap Value Fund	BlackRock S&P 500 Stock Fund
BlackRock EuroFund	BlackRock Latin America Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Flexible Equity Fund	BlackRock Long-Horizon Equity Fund	BlackRock Value Opportunities Fund
BlackRock Focus Growth Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund		BlackRock Floating Rate Income Portfolio	BlackRock Short-Term Treasury Fund
BlackRock Core Bond Portfolio		BlackRock Global Long/Short Credit Fund	BlackRock Strategic Income
BlackRock CoreAlpha Bond Fund		BlackRock GNMA Portfolio	Opportunities Portfolio
BlackRock CoRI Funds		BlackRock High Yield Bond Portfolio	BlackRock Total Return Fund
2015	2021	BlackRock Inflation Protected Bond Portfolio	BlackRock U.S. Government Bond Portfolio
2017	2023	BlackRock Investment Grade Bond Portfolio	BlackRock U.S. Mortgage Portfolio
2019		BlackRock Low Duration Bond Portfolio	BlackRock Ultra-Short Obligations Fund
BlackRock Emerging Markets Flexible		BlackRock Secured Credit Portfolio	BlackRock World Income Fund
Dynamic Bond Portfolio		BlackRock Short Obligations Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New York Municipal Bond Fund	BlackRock Strategic Municipal
BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund	Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath® Active Portfolios		LifePath® Index Portfolio
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund
BlackRock Prepared Portfolios	LifePath® Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

50	BLACKROCK CORI FUNDS	APRIL 30, 2014

[THIS PAGE INTENTIONALLY LEFT BLANK]

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Funds’ prospectus for a description of risks associated with global investments.

CoRI-4/14-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock CoRI Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date: July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date: July 1, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock CoRI Funds

Date: July 1, 2014

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